Note 3 - Investment Securities Available For Sale (Detail) - Sales of Available for Sale Securities (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from sales	$ 32,985	$ 24,127	$ 5,874
Gross realized gains	704	830	74
Gross realized losses	(94)	(809)	(29)
Impairment losses		$ (194)	$ (34)